Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes
Income Taxes

12. Income Taxes

The Company recorded a provision for income taxes of $0 for the nine months ended September 30, 2023 and 2022.

The Company’s effective tax rate was 0% for the nine months ended September 30, 2023 and 2022. The difference between the effective tax rate and the federal statutory tax rate for the nine months ended September 30, 2023 and 2022 primarily relates to the valuation allowance on the Company’s deferred tax assets.

For interim periods, the Company estimates its annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before income taxes. The Company also computes the tax provision or benefit related to items reported separately and recognizes the items net of their related tax effect in the interim periods in which they occur. The Company also recognizes the effect of changes in enacted tax laws or rates in the interim periods in which the changes occur.

As of September 30, 2023 and December 31, 2022, the Company retains a full valuation allowance on its deferred tax assets. The realization of the Company’s deferred tax assets depends primarily on its ability to generate taxable income in future periods. The amount of deferred tax assets considered realizable in future periods may change as management continues to reassess the underlying factors it uses in estimating future taxable income.

The Company’s provision for income tax has excluded the results of operation for Zeppelin through February 28, 2023 as it was accounted for as VIE but for which the Company has no legal ownership and is thus not included in Company tax filings. Zeppelin was structured as a limited liability corporation with the profits and losses flowing directly to the owners who are responsible for any taxes. Effective February 28, 2023, Zeppelin became a wholly owned subsidiary when the shareholders contributed their interest in Zeppelin to the Company.

12. Income Taxes and Employee Retention Tax Credits

The Company’s provision for income tax for 2022 and 2021 excludes the results of operation for Zeppelin which is accounted for as VIE but for which the Company has no legal ownership and is thus not included in Company tax filings. Zeppelin is structured as a limited liability corporation with the profits and losses flowing directly to the owners who are responsible for any taxes. For the years ended December 31, 2022 and 2021, Zeppelin incurred losses of approximately $1,254,000 and $917,000, respectively.

The Company is subject to possible tax examination for the years 2014 through 2022.

For the years ended December 31, 2022 and 2021, the Company’s effective tax rate differs from the federal statutory rate principally due to research and development credit carry-forward, research and experimental expenditures, deferred revenue and certain items such loan forgiveness, tax credits and stock-based compensation expense being excluded from the determination of taxable income (loss).

The components of the provision for income taxes for the years ended December 31, 2022 and 2021 consisted of the following:

	2022	2021
Current:
Federal	$10,000	$—
State	—	—
Total current provision	10,000	—

Deferred:
Federal	—	—
State	—	—
Total deferred income taxes	—	—
Total provision for income taxes	$10,000	$—

The components of deferred tax assets, net as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Deferred tax asset:
Research and development credit, net	$1,286,195	$1,223,754
Deferred revenue	1,112,003	1,244,382
Capitalized research and development costs	620,791	—
Net operating loss carry-forward	318,302	746,250
Capital loss carry-forward	52,560	52,560
Property and equipment and other	29,971	24,928
Total	3,419,822	3,291,874
Valuation allowance	(3,419,822)	(3,291,874)
Deferred tax, net	$—	$—

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate (benefit) for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Federal statutory tax rate	21%	21%
R&D credit, net impact	30%	3%
Nontaxable variable interest loss	(53)%	(4)%
Nondeductible stock compensation	(23)%	(4)%
Nontaxable PPP loan forgiveness	48%	4%
Nontaxable ERTC credits	51%	0%
True up prior year valuation allowance	(50)%	1%
Change in valuation allowance	(26)%	(21)%
Effective tax rate	(2)%	0%

The Company evaluates uncertain tax positions using the “more likely than not” threshold (i.e., a likelihood of occurrence greater than fifty percent). The recognition threshold is met when an entity concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination by the relevant taxing authority. Those tax positions failing to qualify for initial recognition are classified as a gross unrecognized tax benefit until they meet the more likely than not standard or are resolved through negotiation or litigation with the taxing authority, or upon expiration of the statute of limitations. De-recognition of a tax position that was previously recognized occurs when an entity subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained. As of December 31, 2022, the unrecognized tax benefit totals approximately $227,000 which was an increase of approximately $11,000 from the beginning of the year. As of December 31, 2021, the unrecognized tax benefit totals approximately $216,000 which was an increase of approximately $53,000 from the beginning of the year. If the unrecognized benefit were recognized it would have minimal impact on the effective tax rate given the full valuation allowance on the deferred tax asset.

Only the portion of the unrecognized tax benefit that is expected to be paid within one year is classified as a current liability. As a result, liabilities expected to be resolved without the payment of cash (e.g., resolution due to the expiration of the statute of limitations) or are not expected to be paid within one year are not classified as current. The Company has no recorded liabilities at December 31, 2022 and 20221 for unrecognized tax benefits It is the Company’s policy to record estimated interest and penalties as income tax expense and tax credits as a reduction in income tax expense.

Deferred income taxes are recorded to reflect the tax consequences in future years of differences between the financial reporting and tax bases of assets and liabilities. Income tax expense is the sum of the tax currently payable and the change in the deferred tax assets and liabilities during the period. Valuation allowances are established when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company assesses the realizability of its deferred tax assets and the need for a valuation allowance based on all positive and negative evidence.

The Company has significant deferred tax assets as a result of temporary differences between the taxable income on our tax returns and GAAP income, R&D tax credit carry forwards. A deferred tax asset generally represents future tax benefits to be received when temporary differences previously reported in our consolidated financial statements become deductible for income tax purposes, or when tax credit carry forwards are utilized on our tax returns. The Company assesses the realizability of our deferred tax assets and the need for a valuation allowance based on the guidance provided in current financial accounting standards.

Significant judgment is required in determining the realizability of our deferred tax assets. The assessment of whether valuation allowances are required considers, among other matters, the nature, frequency and severity of any current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, our experience with loss carry forwards not expiring unused and tax planning alternatives. In analyzing the need for valuation allowances, the Company first considered our history of cumulative operating results for income tax purposes over the past three years in each of the tax jurisdictions in which we operate, our financial performance in recent quarters, statutory carry forward periods and tax planning alternatives. In addition, the Company considered both its near-term and long-term financial outlook. After considering all available evidence (both positive and negative), the Company concluded that recognition of a valuation allowance for all of its deferred tax assets was required at December 31, 2022 and 2021. The valuation allowance increased by approximately $128,000 and $1,113,000 in 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company has a federal net operating loss carryover totaling approximately $1,500,000 and $2,700,000 after the 2021 tax return was amended. R&D tax credit carryovers total approximately $1,513,000 and $1,440,000, respectively, and begin to expire in 2036. Utilization of net operating losses can be limited if it is determined that a change of control has occurred.

Employee Retention Tax Credits

The CARES Act allowed eligible employers to claim employee retention tax credits (“ERTC”) for qualified wages paid after March 12, 2020 and before January 1, 2021. The ERTC was extended to June 30, 2021 under the passage of the Taxpayer Certainty and Disaster Relief Act of 2020 (“ACT”) which was signed into law on December 27, 2020. We qualified for credits under the provisions of the CARES Act for the entire period subsequent to March 12, 2020 through January 1, 2021 and for the entire period subsequent to January 1, 2021 through June 30, 2021.

On September 8, 2021, the Company applied for ERTC credits for qualifying 2020 wages. The Company filed amended payroll tax returns to claim the credit it believed it was entitled to, $99,132 and $190,983, respectively On April 4, 2022, the Company received $99,826 and $192,793, including interest.

The Company accounted for this in the year they believed collectability was assured. Considering the length of time after year-end and the lack of certainty over the government’s handling of ERTC claims, the Company deemed it appropriate and conservative to not record this transaction in the year ended December 31, 2021 but rather in 2022 when the cash received.

On May 25, 2022, the Company applied for ERTC credits for qualifying 2021 wages. The Company filed amended payroll tax returns to claim the credit it believed it was entitled to, $461,043 and $459,614, respectively. The Company received two refunds in January 2023 for $468,880 and $470,970, including interest. The Company recorded the amounts in payroll tax receivable as of December 31, 2022.